First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.5%
	Alabama – 4.0%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$266,636
2,045,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	2,388,989
775,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE, Ser A	5.00%	09/01/32	991,799
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	605,275
1,100,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	5.00%	01/01/32	1,372,624
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	4.00%	01/01/34	1,090,344
2,325,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sub, Ser B	5.00%	01/01/43	2,813,994
7,070,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	8,285,757
1,530,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,683,658
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	523,568
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	387,993
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	451,384
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	1,068,627
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	513,234
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	1,067,445
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	796,609
1,500,000	Lower AL Gas Dist Gas Proj Rev Gas Proj, Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,729,080
1,445,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	1,902,848
600,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	610,410
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	605,750
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/30	1,311,911
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/31	1,846,340
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/32	1,878,813
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/33	1,623,222
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/34	2,045,935
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/35	2,122,054
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	121,894
6,300,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	7,015,176
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,149,959
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	126,281
1,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/30	1,238,870
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	5,990,750
8,890,000	Wilsonville AL Indl Dev Brd Sol Wst Disp Rev Var AL Plt Gaston Plt (a)	0.21%	12/01/30	8,890,000
				64,517,229
	Alaska – 0.1%
1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	2,015,698
	Arizona – 2.4%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,503,250

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (b)	5.00%	07/01/49	$1,042,290
625,000	AZ St Indl Dev Auth Edu Rev Cadence Campus Proj, Ser A (b)	4.00%	07/15/30	650,581
925,000	AZ St Indl Dev Auth Edu Rev Cadence Campus Proj, Ser A (b)	4.00%	07/15/40	903,827
175,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (b)	5.00%	07/15/39	187,383
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	406,369
290,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	4.00%	07/01/21	293,773
1,055,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.00%	07/01/26	1,170,850
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (b)	5.00%	07/01/37	1,116,159
415,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	516,920
1,005,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/33	1,234,070
465,000	AZ St Indl Dev Auth National Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	563,747
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	08/01/27	1,273,670
1,985,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	11/01/27	2,545,008
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/28	1,298,720
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	08/01/28	1,306,880
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,525,560
1,300,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/31	1,715,831
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,769,620
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	239,214
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	515,170
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Sch Proj	4.00%	07/01/34	568,555
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Sch Proj Auth, Ser B (b)	5.00%	07/01/39	1,194,336
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Sch Proj Auth, Ser B (b)	5.00%	07/01/49	1,068,870
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	527,430
1,475,000	Maricopa Cnty AZ Spl Healthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,868,663
425,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (b)	4.00%	07/01/26	440,504
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	333,690
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	331,275
300,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	330,315
350,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	383,974
700,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Downtown Phoenix Student Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	750,372
200,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	221,276
265,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (b)	4.00%	06/15/22	266,362

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$300,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (b)	4.60%	06/15/25	$306,393
1,230,000	Salt River AZ Proj Agric Impt & Pwr Dist Elec Sys Rev Ref, Ser A	5.00%	12/01/31	1,331,106
275,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/23	308,264
1,435,000	Yavapai Cnty AZ Jail Dist Rev, BAM	5.00%	07/01/31	1,858,899
1,030,000	Yavapai Cnty AZ Jail Dist Rev, BAM	4.00%	07/01/32	1,220,900
				38,090,076
	Arkansas – 0.1%
610,000	AR Dev Fin Auth Healthcare Rev Baptist Hlth	4.00%	12/01/44	688,184
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	413,420
				1,101,604
	California – 7.1%
1,000,000	Bakersfield CA Wstwtr Rev Ref, Ser A	5.00%	09/15/30	1,218,560
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/32	593,136
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,115,240
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/32	521,594
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/33	541,498
1,950,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/49	2,145,273
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (b)	5.00%	07/01/39	1,584,276
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (b)	4.00%	07/01/26	505,264
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (b)	5.00%	07/01/32	919,344
1,000,000	CA St	5.00%	11/01/31	1,337,880
750,000	CA St	5.00%	08/01/32	963,652
225,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	261,756
515,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	550,947
2,500,000	CA St Hlth Facs Fing Auth Rev Ref Providence St Joseph Hlth, Ser B-1 (Mandatory put 10/01/20)	1.25%	10/01/36	2,503,675
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	488,192
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	752,352
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	469,884
700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (b)	4.00%	07/01/26	718,991
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,679,302
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,984,706
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	237,784
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	592,090
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,379,650
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	659,328
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,095,870
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,093,460
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,313,798
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,938,814
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	782,238
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	805,025

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	$208,460
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,110,940
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (b)	6.75%	12/01/28	1,460,805
4,250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (b)	7.50%	12/01/40	4,137,205
4,990,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (b)	5.00%	07/01/37	5,218,093
775,000	CA St Ref	5.00%	04/01/29	1,063,153
2,000,000	CA St Ref Various Purpose	5.00%	04/01/36	2,295,660
500,000	CA St Ref, Ser C	5.00%	09/01/32	607,205
2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (b)	5.00%	06/01/40	2,128,140
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (b)	5.00%	06/01/37	567,380
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (b)	5.00%	07/01/29	312,963
700,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (b)	5.25%	07/01/39	719,516
1,595,000	CA St Univ Rev Systemwide, Ser A	5.00%	11/01/21	1,692,167
745,000	CA St Various Purpose	5.00%	10/01/27	936,160
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	1,133,630
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	500,706
450,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	3.00%	11/01/22	450,765
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	538,960
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	120,283
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	232,855
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	455,503
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	402,030
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	334,053
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,557,267
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	142,548
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	171,918
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	589,230
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,624,166
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	226,324
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	468,773
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	158,746
2,885,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	3,283,592
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	227,867
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/49	1,141,307
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	938,982
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	1,052,760
600,000	Lodi CA Unif Sch Dist Election of 2016, Ser 2020	4.00%	08/01/35	715,116
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	51,271
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	483,316

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	$114,686
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,491,059
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	379,262
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	208,765
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	177,257
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	169,968
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	192,449
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,934,557
2,515,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/38	2,888,000
1,000,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/37	1,181,940
1,040,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/38	1,224,184
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	128,282
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	562,280
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	546,200
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	607,202
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	595,930
865,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	5.00%	09/15/34	1,141,030
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/35	756,194
1,080,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/36	1,301,400
110,000	Roseville CA Spl Tax	5.00%	09/01/30	130,039
100,000	Roseville CA Spl Tax	5.00%	09/01/31	117,292
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	576,865
645,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	796,781
750,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	923,865
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,042,108
1,250,000	San Diego Cnty CA Regl Transprtn Commn, Ser A	5.00%	04/01/35	1,537,587
4,975,000	San Francisco CA Bay Area Rapid Transit Dist Ref Election 2004, Ser D	4.00%	08/01/34	5,709,807
1,365,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	1,619,968
1,330,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/37	1,574,374
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,068,700
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	337,963
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	182,780
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	438,221
340,000	South San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/33	423,820
400,000	South San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/34	495,280
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	184,173
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	292,386

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/43	$1,126,890
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	115,385
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	415,658
500,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.50%	06/01/45	500,140
650,000	Tulare CA Loc Healthcare Dist Ref, BAM	4.00%	08/01/35	779,083
500,000	Tulare CA Loc Healthcare Dist Ref, BAM	4.00%	08/01/39	585,950
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	365,424
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	720,468
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	597,135
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,243,336
				113,715,517
	Colorado – 8.3%
1,800,000	Aurora CO Wtr Rev Ref Green Bond	5.00%	08/01/41	2,193,498
500,000	Aviation Station North Met Dist #2 CO Ltd, Ser A	4.00%	12/01/29	498,630
500,000	Base Vlg Met Dist #2 CO Ref, Ser A	5.50%	12/01/36	517,430
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	305,762
1,240,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/39	1,516,074
1,000,000	Broadway Station Met Dist No 3 CO Sr Cib Lmtd Tax Convertible to Unlimited Tax	5.00%	12/01/49	1,001,520
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	555,182
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	312,453
500,000	Castle Oaks CO Met Dist #3 Ref	5.00%	12/01/37	504,230
500,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (b)	5.00%	12/01/22	517,715
400,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/49	437,196
700,000	CO St Building Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	918,365
1,750,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/37	2,041,217
2,390,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/38	2,769,389
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (b)	5.00%	07/01/36	1,966,234
545,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	4.00%	12/15/25	573,002
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	746,156
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/35	2,489,615
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	4,354,680
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,155,538
1,750,000	CO St Hlth Facs Auth Hosp Rev Parkview Med Ctr Proj, Ser A	4.00%	09/01/50	1,937,547
250,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	313,135
3,000,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	3,406,920
7,000,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B	4.00%	01/01/40	7,844,830
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	327,642
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	387,664
2,500,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/31	3,254,350
2,950,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/32	3,813,848
3,655,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	4,701,317
1,800,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/44	2,225,916

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	$547,186
325,000	CO St Ref, COPS	4.00%	06/15/37	393,682
1,000,000	CO St Ref, COPS	4.00%	06/15/38	1,206,450
3,315,000	CO St, Ser A, COPS	4.00%	12/15/35	4,130,158
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	584,966
500,000	Copperleaf CO Met Dist #2 Ref	5.25%	12/01/30	516,535
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/35	6,216,300
4,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/37	4,941,960
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,201,483
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/43	1,217,890
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,200,040
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	712,524
1,790,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	1,840,263
55,000	E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B, NATL-RE	(d)	09/01/22	54,316
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	645,892
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	733,584
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	495,398
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	268,810
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	238,230
1,500,000	Fourth Street Crossing Business Impt Dist CO Sr, Ser A (b)	5.13%	12/01/38	1,522,740
2,735,000	Hunters Overlook Metro Dist #5 Co Sr Bonds, Ser A	5.00%	12/01/49	2,795,361
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	927,531
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	1,050,640
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	992,850
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	882,996
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	1,016,470
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	113,177
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	205,357
3,260,000	Mirabelle Met Dist #2 Co Sr, Ser A	5.00%	12/01/39	3,332,633
3,000,000	Painted Prairie Pub Impt Auth CO	5.00%	12/01/39	3,155,610
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,915,912
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	178,877
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	176,757
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	182,128
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,311,280
1,000,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	1,218,650
1,455,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/35	1,758,411
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,246,960
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	543,829
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	35,630
500,000	Parker Homestead Met Dist CO Ref (c)	5.63%	12/01/44	519,260
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	4.13%	12/15/27	1,016,850
700,000	Prairie Ctr Met Dist #7 CO (b)	4.88%	12/15/44	701,862
135,000	Pub Auth for CO St Energy Nat Gas Purchase Rev	6.13%	11/15/23	147,932
5,000,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	6,113,200
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (c)	5.13%	12/01/37	568,095

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$750,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	$762,037
2,015,000	South Suburban Park & Recreation Dist CO, COPS	4.00%	12/15/35	2,359,867
2,065,000	Stc Met Dist #2 CO Ref, Ser A	4.00%	12/01/29	2,068,779
4,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	4,088,320
2,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/49	2,021,340
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	210,630
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,191,446
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,467,018
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	509,225
600,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	616,158
1,000,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/49	1,017,840
				133,676,380
	Connecticut – 3.6%
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,423,825
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,158,720
5,160,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	5,624,864
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,218,180
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,585,318
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	217,796
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,241,726
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	635,445
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/35	1,265,620
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/36	1,155,270
1,120,000	CT St Hsg Fin Auth Hsg Fin Mtge Program Ref, Subser A-1	3.65%	11/15/32	1,240,075
3,000,000	CT St Hsg Fin Auth Hsg Fin Mtge Program Ref, Subser B-1	3.55%	11/15/33	3,376,710
2,345,000	CT St Spl Tax Oblig Rev Transprtn Infrastructure, Ser A	5.00%	08/01/34	2,787,572
1,445,000	CT St, Ser A	5.00%	04/15/29	1,819,414
500,000	CT St, Ser A	4.00%	01/15/36	600,360
5,000,000	CT St, Ser A	4.00%	01/15/37	5,980,550
1,225,000	CT St, Ser A	4.00%	04/15/37	1,446,431
790,000	CT St, Ser B	5.00%	03/01/26	878,472
2,295,000	CT St, Ser D, BAM	4.00%	08/15/31	2,658,666
905,000	CT St, Ser E	5.00%	10/15/33	1,104,571
560,000	CT St, Ser E	4.00%	10/15/35	637,263
700,000	CT St, Ser F	5.00%	11/15/34	834,575
500,000	Hamden CT, BAM	6.00%	08/15/33	646,375
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	537,110
1,970,000	Univ of Connecticut CT, Ser A	5.00%	01/15/29	2,444,612
4,635,000	Univ of Connecticut CT, Ser A	5.00%	01/15/30	5,730,204
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,597,825
3,820,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	4,847,313
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,889,475
				57,584,337
	Delaware – 0.2%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	385,856
2,467,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	2,573,279
				2,959,135
	District of Columbia – 0.2%
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,257,000

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	$1,134,083
				2,391,083
	Florida – 7.5%
500,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	503,655
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	992,200
125,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	130,340
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	311,253
330,000	Brookstone CDD FL Spl Assmnt Rev CDD (e)	3.88%	11/01/23	333,726
2,305,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/31	2,964,553
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	652,317
1,350,000	Broward Cnty FL Port Facs Rev Ref Subordinate Bond, Ser D, AMT	5.00%	09/01/27	1,638,360
250,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	265,215
250,000	Citrus Cnty FL Wtr & Wstwtr Rev Ref	2.75%	10/01/34	271,670
2,000,000	Coco Palms FL Cdd Spl Assmnt	4.50%	05/01/32	2,145,700
280,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.50%	08/15/24	280,538
400,000	Escambia Cnty FL Sol Wst Disp Var Gulf Pwr Co Proj, 2nd Ser (a)	0.22%	04/01/39	400,000
725,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/37	882,427
825,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/38	1,000,403
750,000	FL St Govtl Utility Auth Rev Ref, AGM	4.00%	10/01/39	906,263
1,720,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/20	1,732,246
3,370,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/31	4,156,221
1,900,000	Fort Myers FL Utility Rev Ref Rev, Ser A	4.00%	10/01/44	2,212,816
6,850,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Priority Sub, Ser A, AMT	5.00%	10/01/42	8,177,050
1,000,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,040,840
360,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	367,823
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	430,353
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	139,376
1,000,000	Jacksonville FL Healthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,224,510
3,700,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	4,532,019
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,240,960
760,000	Jacksonville FL Spl Rev Ref, Ser A	5.00%	10/01/25	924,738
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,459,512
750,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	903,728
480,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/37	579,922
500,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/38	604,705
500,000	Jea FL Wtr & Swr Rev Subordinate Ref, Ser A	4.00%	10/01/39	602,485
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,404,574
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	4.50%	05/01/26	182,272
1,210,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	1,219,208
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,092,480
1,500,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/44	1,624,590
1,345,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,433,918
2,500,000	Miami Dade Cnty FL Wtr & Swr Rev Ref Sys, Ser B	4.00%	10/01/34	2,955,875
2,130,000	Miami Dade Cnty FL Wtr & Swr Rev Sys, Ser A	4.00%	10/01/40	2,475,209
500,000	Miami FL Spl Oblig Ref (b)	5.00%	03/01/30	557,915
375,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	381,326
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	294,379

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	$2,167,600
1,015,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	1,112,927
3,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	3,425,880
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,300,760
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	499,757
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	631,158
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,363,549
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,287,079
6,000,000	Miami-Dade Cnty FL Wtr & Swr Rev, Ser B	4.00%	10/01/44	7,143,840
2,430,000	Miami-Dade Cnty FL, Ser A	5.00%	07/01/43	3,156,764
440,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	444,330
800,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	820,512
225,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	232,826
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	393,468
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	758,166
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	378,948
6,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	7,161,480
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,372,640
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	914,966
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,093,360
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth South FL Obligated Grp	5.00%	08/15/23	900,520
305,000	Palm Beach Cnty FL Hlth Facs Auth Rev Lifespace Cmntys Inc, Ser B	5.00%	05/15/31	330,281
55,000	Port Saint Lucie FL Cmnty Redev Agy Rev Ref	5.00%	01/01/23	60,977
200,000	Rhodine Road North CDD FL Spl Assmnt	3.50%	05/01/24	202,636
1,000,000	Rhodine Road North CDD FL Spl Assmnt	4.50%	05/01/40	1,050,590
545,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	549,594
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (b)	4.13%	06/15/39	353,180
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	2,531,295
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	4.00%	11/01/24	508,210
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	3,166,391
1,400,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,407,798
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	591,720
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,771,080
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	155,155
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	155,934
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	257,958
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	320,390
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	319,443
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	381,675
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	464,288
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	346,038
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	294,241
3,750,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/45	4,639,725
215,000	Timber Creek CDD FL Spl Assmnt Rev (e)	4.13%	11/01/24	218,487
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	112,695

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$170,000	Villamar CDD FL Spl Assmnt (c)	3.75%	05/01/24	$171,744
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	79,101
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	578,165
835,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.10%	05/01/37	863,499
410,000	WildBlue CDD FL Spl Assmnt (b)	3.50%	06/15/24	418,188
				120,490,678
	Georgia – 3.6%
9,040,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subordinate, Ser D, AMT	4.00%	07/01/38	10,471,032
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	814,561
3,100,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser A	5.00%	11/01/41	3,910,619
4,400,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	4.00%	11/01/37	5,211,272
625,000	De Kalb GA Priv Hosp Auth Children’s Healthcare of Atlanta, Ser B	4.00%	07/01/37	732,725
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	328,907
500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	592,775
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	413,532
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	470,716
690,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A (c)	5.50%	12/01/28	658,025
2,450,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A (c)	5.75%	12/01/33	2,291,730
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Healthcare of Atlanta, Ser C	5.00%	07/01/35	1,280,950
3,455,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	3,682,754
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	941,738
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	1,113,203
2,525,000	GA St Hsg & Fin Auth Rev Sf Mtge, Ser C	3.25%	12/01/33	2,763,436
5,000,000	GA St, Ser A-2	4.00%	02/01/36	5,942,500
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	48,145
1,000,000	Glynn-Brunswick GA Memorial Hosp Auth Anticipation Ctfs South East GA Hlth Sys Proj	5.00%	08/01/47	1,158,820
985,000	Glynn-Brunswick GA Memorial Hosp Auth Ref Rev Anticipation Ctfs Southeast GA Hlth Sys Proj	4.00%	08/01/37	1,130,681
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	199,203
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,217,450
2,330,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	2,937,850
2,160,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/25	2,588,479
1,170,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	1,435,508
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	594,720
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,308,680
500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	548,530
2,865,000	S Regl GA Jt Dev Auth Rev Ref Valdosta St Univ VSU ASRE GA Reade Hopper LLC	5.00%	08/01/35	3,618,208
				58,406,749
	Guam – 0.2%
400,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	412,236
1,500,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	1,853,070
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	353,877

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Guam (Continued)
$75,000	Guam Pwr Auth Rev Ref, Ser A, AGM	5.00%	10/01/20	$75,544
				2,694,727
	Hawaii – 0.7%
195,000	HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth Oblig Grp, Ser B	5.00%	07/01/30	215,838
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,810,166
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,808,214
2,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser A	4.00%	07/01/42	2,359,120
				11,193,338
	Idaho – 0.1%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,131,930
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	542,930
				1,674,860
	Illinois – 3.1%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,392,444
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,278,390
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,272,260
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	123,109
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	555,155
1,975,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	1,979,760
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	636,525
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	359,043
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	737,196
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	452,652
450,000	Chicago IL Ref 2003B	5.25%	01/01/29	487,633
185,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	197,530
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,219,680
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	579,225
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	157,838
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	547,555
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	715,892
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	289,186
285,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	274,224
145,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	131,701
125,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	110,079
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,305,161
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,882,234
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	566,357
300,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	306,819
305,000	IL St	5.00%	05/01/23	327,637
240,000	IL St	5.00%	05/01/24	263,498
125,000	IL St	5.00%	06/01/27	141,381
325,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	409,786
600,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	753,276
970,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,212,723

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$300,000	IL St Fin Auth Academic Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	$373,605
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,134,960
500,000	IL St Fin Auth Rev Loc Govt Program E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	642,610
70,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	74,682
845,000	IL St Fin Auth Rev Ref Mercy Hlth System Oblig Grp	5.00%	12/01/33	981,670
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	39,203
1,010,000	IL St Fin Auth Rev Sthrn IL Healthcare, Ser A	5.00%	03/01/47	1,191,396
600,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	641,466
500,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	536,200
315,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	331,374
320,000	IL St Ref	4.00%	08/01/25	330,170
115,000	IL St Ref, Ser B	5.00%	10/01/24	127,329
510,000	IL St, Ser A	4.00%	01/01/25	521,878
1,500,000	IL St, Ser A	5.00%	12/01/26	1,716,945
1,035,000	IL St, Ser A	5.00%	05/01/34	1,171,040
4,500,000	IL St, Ser C	5.00%	11/01/29	5,138,100
850,000	IL St, Ser D	5.00%	11/01/23	921,918
1,005,000	IL St, Ser D	5.00%	11/01/24	1,111,711
125,000	IL St, Ser D	5.00%	11/01/26	142,245
980,000	IL St, Ser D	5.00%	11/01/28	1,124,677
1,500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	1,425,450
3,635,000	Morton Grove-Niles Wtr Cmmn IL Wtr, Ser A	5.00%	12/01/41	4,480,610
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,245,020
145,000	Railsplitter IL Tobacco Settlement Auth	5.00%	06/01/26	174,747
145,000	Railsplitter IL Tobacco Settlement Auth	5.00%	06/01/27	173,865
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	794,827
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	120,549
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	137,948
				49,472,144
	Indiana – 1.6%
1,370,000	Anderson IN Mf Rev Sweet Galilee At The Wigwam Proj, Ser A	5.38%	01/01/40	1,386,098
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,347,334
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Program Wtrwks	5.00%	06/01/26	1,775,236
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	975,800
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	246,415
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	1,070,318
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,526,069
110,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/31	112,990
800,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.25%	07/01/28	865,504
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.88%	07/01/38	1,080,240
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	485,645
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	58,486
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	582,275
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	333,768
3,455,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Non Ace Var, Ser C-3, AMT (a)	0.25%	07/01/47	3,455,000

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,000,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Var Mtge, Ser B-3 (a)	0.25%	07/01/47	$1,000,000
6,000,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	7,126,500
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,555,636
				25,983,314
	Iowa – 0.3%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,268,750
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	910,440
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,519,848
				4,699,038
	Kansas – 1.2%
1,775,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,738,914
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	5,427,238
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,535,368
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,814,700
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	597,425
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	742,025
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	679,092
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	588,860
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	615,788
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	701,004
1,045,000	Lenexa KS Healthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,135,455
2,800,000	Sedgwick Cnty KS Unif Sch Dist #260 Ref & Sch Bldg, Ser B	4.00%	10/01/38	3,250,324
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	190,901
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	555,978
				19,573,072
	Kentucky – 3.0%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,706,706
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,162,000
3,755,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/38	4,833,023
3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/49	4,378,745
145,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/28	176,667
275,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/36	321,530
3,000,000	KY St Econ Dev Fin Auth Baptist Healthcare Sys, Ser B	5.00%	08/15/41	3,468,150
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(d)	10/01/25	145,186
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	709,775
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	914,354
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	1,116,539
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	327,153
5,395,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	6,025,568
12,025,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	14,252,150
1,580,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,803,728
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Healthcare Inc, Ser A	5.00%	10/01/38	1,254,090
500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Healthcare Inc, Ser A	4.00%	10/01/40	570,930

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Healthcare Inc, Ser A	5.00%	10/01/30	$4,002,432
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Healthcare Inc, Ser A	5.00%	10/01/31	661,226
130,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	139,117
				48,969,069
	Louisiana – 2.0%
1,260,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/35	1,562,589
1,520,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/36	1,877,200
2,530,000	East Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/38	3,105,499
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,182,360
3,880,000	LA St	4.00%	05/01/33	4,367,755
3,000,000	LA St	4.00%	05/01/35	3,361,890
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	315,673
1,135,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev City Of Gretna Pub Impt Bonds	4.00%	02/01/38	1,345,338
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	2,027,488
470,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/30	495,888
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	400,110
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	912,337
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	907,553
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	239,712
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,331,239
1,305,000	New Orleans LA Wtr Rev	5.00%	12/01/34	1,531,992
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,238,107
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	805,875
700,000	Shreveport LA Wtr & Swr Rev, Ser A, AGM	4.00%	12/01/41	815,199
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,941,043
2,000,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/33	2,457,400
				32,222,247
	Maryland – 1.4%
2,375,000	Anne Arundel Cnty MD Consldtd Wtr & Swr Bond	5.00%	10/01/26	3,045,462
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	615,890
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	704,587
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	677,922
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	770,433
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	726,915
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	778,386
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,311,509
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,048,500
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.75%	06/01/24	98,887
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.80%	06/01/25	123,274
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.85%	06/01/26	132,998
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,063,470
500,000	MD St Econ Dev Corp Student Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	509,025

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$1,650,000	MD St Econ Dev Corp Student Hsg Rev Bowie St Univ Proj	5.00%	07/01/55	$1,774,492
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	628,728
2,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,873,809
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Healthcare Oblig Grp, Ser A	5.50%	01/01/26	590,655
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	970,400
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,200,910
790,000	MD St Ref, Ser B	5.00%	08/01/24	942,446
1,500,000	Prince Georges Cnty MD Rev Ref Collington Episcopal Life Care Cmnty Inc	5.00%	04/01/25	1,558,575
				22,147,273
	Massachusetts – 0.7%
925,000	Ludlow MA	4.00%	02/01/32	1,089,095
960,000	Ludlow MA	4.00%	02/01/33	1,124,717
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,716,740
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	254,047
325,000	MA St Dev Fin Agy Rev Merrimack Clg	5.00%	07/01/37	347,269
700,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj (c)	5.00%	10/01/24	704,389
2,000,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/33	2,483,080
2,500,000	MA St Sch Bldg Auth Sales Tax Rev Ref Sr, Ser A	5.00%	08/15/30	2,745,725
				11,465,062
	Michigan – 3.2%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	274,464
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	570,770
250,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/30	301,233
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	177,396
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	179,253
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	115,272
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	172,407
525,000	Grand Rapids MI Santn Swr Sys Rev Ref	5.00%	01/01/45	681,083
1,000,000	Grand Rapids MI Santn Swr Sys Rev Ref	4.00%	01/01/50	1,188,070
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Healthcare Oblig Grp, Ser A	5.00%	07/01/44	885,307
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,388,531
1,100,000	Kalamazoo MI Econ Dev Corp Ref Heritage Cmnty of Kalamazoo Proj	5.00%	05/15/37	1,137,037
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,244,280
1,225,000	MI St Bldg Auth Rev Ref, Ser I	5.00%	10/15/30	1,525,884
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	932,880
325,000	MI St Fin Auth Rev Loc Govt Loan Program Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	390,803
1,200,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/23	1,357,488
2,895,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/24	3,399,135
4,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	4,545,274
2,105,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,355,832
7,905,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	9,350,271

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$2,500,000	MI St Fin Auth Rev Ref Hosp Trinity Hlth Credit Grp, Ser A-MI	5.00%	12/01/47	$2,775,125
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,162,100
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	514,255
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	129,911
2,460,000	MI St Fin Auth Rev Ref, 2nd Lien, Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,868,606
2,000,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/21	2,087,260
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit, Ser F7	5.00%	11/15/47	673,294
1,000,000	MI St Hosp Fin Auth Ref Ascension Hlth Sr Cr Grp, Ser F-4	5.00%	11/15/47	1,274,210
1,000,000	MI St Univ Rev Brd of Trustees, Ser B	5.00%	02/15/34	1,298,090
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	849,758
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,454,486
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,359,804
				51,619,569
	Minnesota – 0.4%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	463,107
480,000	Hugo MN Chtr Sch Lease Rev Noble Academy Proj, Ser A	4.00%	07/01/22	494,414
580,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	677,295
500,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	579,565
3,420,000	Saint Paul MN Hsg & Redev Auth Healthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,950,476
500,000	Saint Paul Park MN Sr Hsg & Healthcare Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	501,330
400,000	Saint Paul Park MN Sr Hsg & Healthcare Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	402,052
				7,068,239
	Mississippi – 0.4%
1,000,000	MS St Business Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj (Mandatory put 09/01/20)	1.35%	03/01/29	1,000,800
2,000,000	MS St, Ser A	5.00%	11/01/33	2,510,740
985,000	MS St, Ser B	5.00%	12/01/32	1,242,568
500,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/32	581,390
1,215,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/33	1,407,869
				6,743,367
	Missouri – 1.2%
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	239,021
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	764,078
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,899,575
3,385,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/37	4,141,209
1,000,000	Kansas City MO Land Clearance Redev Auth Proj Rev Convention Ctr Hotel Proj TIF Fing, Ser B (b)	5.00%	02/01/40	1,047,750
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	254,802
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	477,690
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,124,760
3,000,000	MO Jt Muni Elec Utility Commn Pwr Proj Rev Ref, Ser A	5.00%	12/01/40	3,531,840
200,000	MO St Dev Fin Brd Infrastructure Facs Rev Ref Independence MO Centerpoint Proj, Ser B	5.00%	04/01/28	229,888
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	957,412

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	$170,123
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref, COPS	5.00%	12/01/28	307,278
3,500,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	3,541,545
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,221,813
				19,908,784
	Montana – 0.2%
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	874,199
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	160,281
2,000,000	MT St Fac Fin Auth Rev Ref Scl Hlth Sys, Ser A	4.00%	01/01/36	2,297,100
				3,331,580
	Nebraska – 0.6%
1,745,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,884,600
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	7,546,824
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	602,245
				10,033,669
	Nevada – 0.6%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	908,227
1,685,000	Clark Cnty NV Detention Ctr	4.00%	06/01/35	2,030,678
1,030,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,074,187
275,000	Clark Cnty NV Sch Dist Ref Bldg Tcrs, Ser A, BAM	5.00%	06/15/30	343,164
410,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	429,545
120,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	120,926
150,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	152,465
185,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	187,816
260,000	North Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	262,605
335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (b)	5.00%	07/15/27	365,013
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	375,630
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,184,412
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	341,316
1,075,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (b)	2.50%	06/15/24	1,066,755
				8,842,739
	New Hampshire – 0.3%
1,000,000	National Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj, Ser A-1, AMT (Mandatory put 07/01/24)	2.15%	09/01/25	1,029,200
2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	3,222,980
				4,252,180
	New Jersey – 2.1%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	539,500
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	557,310
2,965,000	NJ St Econ Dev Auth Rev, Ser WW	5.00%	06/15/34	3,293,018
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	549,932
1,000,000	NJ St Healthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,159,380
100,000	NJ St Transit Corp, Ser A, GANS	5.00%	09/15/21	104,877
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	1,148,010
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/28	193,019
1,500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,818,990

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	$601,525
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/26	3,603,555
400,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	4.00%	06/15/27	413,400
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,581,230
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	120,391
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	263,952
4,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/32	4,768,120
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/33	1,185,360
1,710,000	Tobacco Settlement Fing Corp NJ Ref Sub, Ser B	5.00%	06/01/46	1,932,881
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	628,440
1,850,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/37	2,265,454
5,505,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.25%	06/01/46	6,527,389
				33,255,733
	New Mexico – 0.4%
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	360,204
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	249,576
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	388,713
1,500,000	Farmington NM Poll Control Rev Ref Pub Svc NM San Juan, Ser E (Mandatory put 06/01/24)	1.15%	06/01/40	1,511,085
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/33	638,331
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/34	422,434
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Academy Proj	4.00%	09/01/35	336,390
600,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	605,970
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	235,276
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	246,809
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	259,115
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	270,785
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	386,108
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	545,189
500,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/44	510,295
				6,966,280
	New York – 5.6%
115,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/24	123,500
1,975,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	2,148,622
1,500,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S, BANS	4.00%	02/01/22	1,528,320
3,180,000	Met Transprtn Auth NY Rev Transprtn, Ser B-1, BANS	5.00%	05/15/22	3,310,634
4,000,000	Met Transprtn Auth NY Rev Transptrn, Subser D-1	5.00%	11/15/39	4,279,320
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	918,599
4,285,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	5,026,605
5,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref, Ser GG	5.00%	06/15/39	5,956,800
3,550,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser DD-1	4.00%	06/15/37	4,227,162
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,187,650
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,801,140

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/36	$1,658,637
5,415,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/40	6,590,001
10,400,000	New York NY Adj Fiscal 2020, Subser B-3 (a)	0.41%	10/01/46	10,400,000
415,000	New York NY Fiscal 2020, Ser B-1	4.00%	10/01/37	493,369
2,750,000	New York NY, Ser D-1	4.00%	03/01/42	3,230,645
3,500,000	New York NY, Ser D-1	4.00%	03/01/44	4,100,880
1,000,000	NY St Dorm Auth Revs Non St Supported Debt Ref Cornell Univ, Ser A-2	5.00%	07/01/30	1,418,300
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (b)	5.00%	12/01/25	355,371
195,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	4.00%	05/01/22	203,792
85,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	5.00%	05/01/23	92,647
9,000,000	NY St Dorm Auth St Personal Income Tax Rev Rans Subordinate, Ser B	5.00%	03/31/21	9,288,270
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,421,995
1,000,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	1,070,250
1,900,000	NY St Mtge Agy Homeowner Mtge Rev Var, Ser 142, AMT (a)	0.19%	10/01/37	1,900,000
500,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	568,615
465,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	529,188
5,000,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 198	5.25%	11/15/56	6,069,200
15,000	Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	15,646
85,000	Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	87,881
1,500,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/45	1,554,435
4,475,000	Utility Debt Securitization Auth NY Restructuring Bonds Ref	5.00%	12/15/33	5,434,664
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	411,168
				89,403,306
	North Carolina – 1.1%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	341,873
225,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/30	314,874
300,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/32	414,165
575,000	Charlotte-Mecklenburg NC Hosp Auth Healthcare Sys Rev Ref Carolinas Healthcare Sys, Ser A	5.00%	01/15/34	680,731
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	931,755
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,627,561
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,138,160
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,079,586
6,450,000	NC St Med Care Commn Healthcare Facs Rev Rex Healthcare, Ser A	4.00%	07/01/49	7,337,778
655,000	NC St Med Care Commn Retmnt Facs Rev Ref Retmnt Facs First Mtg Rev Bonds Galloway Ridge, Ser A	5.00%	01/01/30	712,784
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	676,513
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/32	500,592

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	$792,217
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	519,830
430,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/36	516,744
				17,585,163
	North Dakota – 0.0%
225,000	Burleigh Cnty ND Healthcare Rev St Alexius Med Ctr Proj, Ser A	5.00%	07/01/22	234,122
	Ohio – 3.8%
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	3,146,468
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	115,981
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	225,496
8,500,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	9,381,875
1,000,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Ser A-2, Class 1	5.00%	06/01/27	1,270,240
135,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/30	167,100
1,500,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,847,265
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/32	1,224,700
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,121,240
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref Ser A, AGM	5.00%	11/15/24	96,207
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref Ser A, AGM	5.00%	11/15/24	503,021
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,506,615
650,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/37	630,558
1,500,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/44	1,460,055
700,000	Hamilton Cnty OH Healthcare Facs Rev Christ Hosp Proj	5.25%	06/01/27	750,932
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	414,343
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	331,605
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	500,084
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	1,177,590
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,212,816
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,256,720
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,734,040
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	696,584
5,250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	5,359,515
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	1,045,710
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,401,999
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,192,840
1,000,000	OH St Hgr Eductnl Fac Commn Denison Univ Proj	5.00%	11/01/38	1,291,520
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	191,267
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	411,183
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	576,880
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,387,820

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,880,000	OH St Univ Gen Recpts Spl Purpose, Ser A	5.00%	06/01/28	$2,115,226
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,065,140
2,500,000	OH St, Ser T	5.00%	05/01/32	3,182,325
5,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	6,592,776
				60,585,736
	Oklahoma – 0.9%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	864,675
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	883,028
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,466,954
1,040,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/47	1,242,935
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,224,720
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,260,060
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,076,690
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	271,260
2,500,000	Tulsa OK Muni Arpt Trust Trustees Variable Ref American Airls Inc, AMT (Mandatory put 06/01/25)	5.00%	06/01/35	2,516,850
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,312,810
				14,119,982
	Oregon – 1.8%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	526,835
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	179,139
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	271,580
1,000,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/35	1,301,030
1,000,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/36	1,295,360
900,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/45	1,143,144
75,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	75,511
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	5,027,720
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,550,730
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,252,834
500,000	Oregon City OR	4.00%	06/01/37	595,815
1,060,000	Oregon City OR	4.00%	06/01/38	1,259,799
2,450,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/37	3,033,762
1,500,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	1,791,975
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	3,035,275
4,925,000	Tri-Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/31	6,280,212
				29,620,721
	Pennsylvania – 6.5%
500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/26	608,545
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,845,405
1,200,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/32	1,539,072
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	642,249

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,300,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	$1,517,958
1,820,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,110,636
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	1,181,619
1,055,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/36	1,267,277
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	598,565
460,000	Berks Cnty PA Indl Dev Auth Healthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	495,549
500,000	Berks Cnty PA Muni Auth Ref Tower Hlth Proj, Ser B-1 (Mandatory put 02/01/25)	5.00%	02/01/40	547,635
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	832,395
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	1,160,271
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,288,794
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	450,333
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	830,239
2,000,000	Cmwlth Fing Auth PA Ref of 2020, Ser A, BAM	5.00%	06/01/31	2,743,160
1,000,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/25	1,197,360
410,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/26	503,923
500,000	Colonial PA Sch Dist	5.00%	02/15/36	597,065
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	365,511
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	322,531
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	354,723
300,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	321,264
700,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	736,680
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,249,234
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,075,340
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,789,961
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,367,337
1,560,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/26	1,811,503
1,910,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/27	2,211,627
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	826,340
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	887,371
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	909,477
1,110,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/32	1,320,500
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	609,039
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,888,779
480,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	513,283
1,110,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,153,434
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	766,230
1,000,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/50	1,018,110
405,000	Lebanon PA Auth Swr Rev Ref, BAM	4.00%	12/15/29	476,547
420,000	Lebanon PA Auth Swr Rev Ref, BAM	4.00%	12/15/30	487,330

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,550,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/36	$1,820,568
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,271,332
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	538,300
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	354,201
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	644,754
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	710,644
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,154,720
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,149,820
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	54,236
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	526,790
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	108,222
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	215,716
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	642,681
140,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	153,038
225,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	248,416
540,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	581,272
1,800,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,154,816
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	592,305
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,193,860
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,309,359
3,000,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	3,312,150
5,455,000	PA St Hsg Fin Agy Sf Mtge Rev, Ser 127B	3.55%	10/01/33	6,020,793
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,150,530
4,940,000	PA St Turnpike Commn Turnpike Rev Ref Sub Mtr License Fund, 2nd Ser	5.00%	12/01/41	5,971,571
2,500,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/36	2,923,550
550,000	PA St Turnpike Commn Turnpike Rev Subordinate, Ser A-1	5.00%	12/01/30	647,279
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	727,644
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	436,084
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	342,409
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,932,547
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,226,860
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,403,660
5,235,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	6,199,235
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	621,065
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	637,455
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	867,570
1,500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/45	1,950,825
3,260,000	Philadelphia PA, Ser B, BAM	5.00%	02/01/34	4,333,877
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	459,144
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,327,181
				104,336,680

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico – 0.8%
$9,023,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	$9,532,168
387,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	324,650
3,092,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	2,431,920
				12,288,738
	Rhode Island – 0.4%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	194,437
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	409,274
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	290,895
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,273,117
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,629,229
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,862,333
				5,659,285
	South Carolina – 0.5%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,266,492
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,118,940
100,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	99,997
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,356,531
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,022,660
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	758,291
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	998,290
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	454,330
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	34,274
150,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A, AGM	5.50%	08/01/24	157,903
				8,267,708
	South Dakota – 0.3%
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/30	1,253,020
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/31	1,245,630
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	495,713
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/31	618,508
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/32	608,884
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	121,726
1,030,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,173,211
				5,516,692
	Tennessee – 1.1%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	314,430
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	228,312

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	$1,037,619
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	340,236
1,245,000	Greeneville TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth Oblig Grp, Ser A	5.00%	07/01/33	1,355,045
120,000	Jackson TN Hosp Rev Ref West TN Healthcare, Ser A	5.00%	04/01/25	141,520
600,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT	5.75%	07/01/23	606,144
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,084,442
1,215,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/28	1,364,494
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,551,144
375,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/37	422,857
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	683,952
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	449,444
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	772,408
3,435,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,721,376
50,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	54,609
2,660,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	3,295,687
				17,423,719
	Texas – 7.5%
930,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/31	1,279,624
975,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/32	1,330,183
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	561,711
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	707,437
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	702,640
875,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/36	1,083,259
2,685,000	Arlington TX Hgr Edu Fin Corp Edu Rev Lifeschool Dallas, Ser A	5.00%	08/15/31	3,075,802
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	513,567
3,870,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/39	4,824,768
455,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/25	488,529
900,000	Bexar Cnty TX Ref	4.00%	06/15/38	1,082,925
2,255,000	Brazoria Cnty TX Toll Road Auth Toll Road Rev Sub Lien, Ser A	5.00%	03/01/36	2,769,771
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	683,622
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	644,538
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	993,582
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	532,220
1,215,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,276,904
4,425,000	Corpus Christi TX Utility Sys Rev Ref Jr Lien	5.00%	07/15/33	5,716,834
2,365,000	Corpus Christi TX Utility Sys Rev Ref Jr Lien	5.00%	07/15/35	3,032,876
1,000,000	El Paso TX Ref, Ser A	4.00%	08/15/34	1,235,620
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	612,635
455,000	Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1	6.13%	09/01/28	462,621
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,131,680
1,640,000	Harris Cnty TX Flood Control Dist Ref Flood Control Dist, Ser A	4.00%	10/01/37	1,941,924

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	$1,314,258
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	3,176,446
1,500,000	Houston TS Utility Sys Rev Ref, Ser C	4.00%	11/15/35	1,888,020
100,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.75%	07/01/24	101,903
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,854,075
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,990,919
500,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/26	571,295
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,085,750
2,000,000	Houston TX Ref Pub Impt, Ser A	4.00%	03/01/33	2,215,380
1,000,000	Houston TX Utility Sys Rev Ref 1st Lien, Ser D	5.00%	11/15/29	1,225,050
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (b)	4.63%	09/01/39	545,795
850,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	880,889
815,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (b)	4.20%	08/15/25	843,346
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,445,962
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	5.13%	09/01/38	1,296,721
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	621,395
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/28	1,301,360
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/29	665,430
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/30	661,920
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/31	1,316,440
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/32	653,875
700,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	845,796
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/33	649,985
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/34	647,965
400,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	493,896
610,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/38	751,477
1,000,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/40	1,223,290
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	475,887
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,326,077
1,450,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, Ser A	4.00%	12/15/36	1,785,994
4,000,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/38	4,343,040
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,694,487
1,500,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,698,255
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	299,683
635,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Ref Childrens Hlth System of Texas Proj, Ser A	4.00%	08/15/34	736,206
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,540,482

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	$1,303,548
250,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/50	242,498
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A (c)	5.00%	04/01/29	512,835
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	519,544
700,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/42	714,567
1,870,000	Northside TX Indep Sch Dist Sch Bldg, Ser A	4.00%	06/01/29	1,988,016
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	542,025
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	3,113,056
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	899,205
1,485,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,839,276
600,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/24	652,080
2,850,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/30	3,061,356
1,180,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/31	1,264,877
3,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	3,511,800
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	984,690
2,130,000	TX St Univ Sys Fing Rev Ref, Ser A	4.00%	03/15/35	2,595,895
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	1,026,560
4,000,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/38	4,815,440
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	296,543
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	186,261
3,250,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/31	3,964,480
1,900,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/35	2,289,462
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,797,073
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	614,915
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	176,488
125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	142,329
				120,908,840
	Utah – 1.1%
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,449,028
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,670,222
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,700,230
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,836,347
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	472,716
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	378,693
500,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy Proj (b)	6.00%	04/15/45	500,365
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (b)	5.00%	06/15/49	1,639,258
4,875,000	UT St Transit Auth Sales Tax Rev Ref Sub, BAM	5.00%	12/15/40	6,142,939
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	1,410,892
				17,200,690
	Vermont – 0.4%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	649,347

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Vermont (Continued)
$745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	$761,017
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	597,537
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Variable-Casella Waste Sys Inc, AMT (Mandatory put 04/03/28) (b)	4.63%	04/01/36	2,190,840
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,969,325
				7,168,066
	Virginia – 1.0%
1,000,000	Amelia Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Ref Waste Mgmt Pj, AMT (Mandatory put 04/01/21)	3.00%	04/01/27	1,017,140
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,165,730
1,350,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (c)	4.00%	01/01/29	1,362,285
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (c)	5.00%	01/01/49	1,025,460
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (c)	5.25%	01/01/54	1,037,830
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,471,100
1,000,000	VA St Resources Auth Infrastructure Rev Ref Infrastructure VA Pooled Fing Program, Ser C	4.00%	11/01/33	1,181,900
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,766,015
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,121,800
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,350,045
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	306,276
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,964,054
				16,769,635
	Washington – 2.2%
1,235,000	Benton Cnty WA Pub Utility Dist #1 Ref	4.00%	11/01/36	1,415,804
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,337,049
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,504,550
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,478,588
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,779,150
575,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (b)	5.00%	01/01/32	651,280
155,000	Mason Cnty WA Pub Utility Dist #1 Sys	3.50%	12/01/21	161,039
3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	3,547,260
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	297,594
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	118,956
165,000	Skagit Cnty WA Pub Hosp Dist #1 Skagit Vly Hosp	5.00%	12/01/20	167,577
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	632,250
250,000	Tacoma WA Elec Sys Rev	5.00%	01/01/37	307,765
1,850,000	WA St Healthcare Facs Auth Overlake Hosp Med Ctr, Ser A	5.00%	07/01/35	2,225,716
1,625,000	WA St Healthcare Facs Auth Ref, Overlake Hosp Med Ctr, Ser B	5.00%	07/01/31	1,987,570
35,000	WA St Hsg Fin Commn Ref Emerald Heights Proj	5.00%	07/01/22	36,400
50,000	WA St Hsg Fin Commn Ref Emerald Heights Proj	5.00%	07/01/28	52,636
1,000,000	WA St Hsg Fin Commn Transforming Age Proj, Ser A (b)	5.00%	01/01/44	1,012,150
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	3,001,450
1,100,000	WA St, Ser 2020A	5.00%	08/01/35	1,469,930

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$3,000,000	WA St, Ser 2020A	5.00%	08/01/44	$3,908,130
4,000,000	WA St, Ser B	5.00%	02/01/36	4,718,120
2,425,000	WA St, Ser D	5.00%	02/01/30	3,095,221
				34,906,185
	West Virginia – 0.4%
2,250,000	Roane Cnty Bldg Commn WV Ref Roane General Hosp, BANS	2.55%	11/01/21	2,259,112
4,200,000	WV St Hosp Fin Auth Impt, W Va Univ Hlth Sys Oblig Grp, Ser A, AGM	4.00%	06/01/51	4,682,790
				6,941,902
	Wisconsin – 2.3%
1,050,000	Milwaukee WI Ref Promissory Nts, Ser N-4	5.00%	04/01/29	1,398,642
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (b)	5.00%	06/15/54	1,456,180
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Academy Las Vegas Proj, Ser A	5.00%	07/01/40	524,585
1,315,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	1,342,575
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	1,312,100
1,735,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,867,311
620,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	671,138
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/47	1,070,990
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,069,340
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	506,825
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,143,190
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	667,302
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (b)	5.00%	09/01/49	1,449,942
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/43	1,018,720
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,593,618
100,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys, Ser A	4.00%	02/15/36	108,528
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	4,369,707
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/39	1,190,350
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	2,006,149
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	538,020
1,500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B2 (Mandatory put 02/15/27)	5.00%	02/15/51	1,804,470
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth System Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	574,265
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,343,542
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	198,863
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	805,035
800,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/49	915,832
465,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Camillus Hlth Sys, Ser A	5.00%	11/01/29	502,470

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	$450,695
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,402,320
2,500,000	WI St, Ser B	4.00%	05/01/31	3,046,000
				37,348,704
	Wyoming – 0.0%
250,000	Natrona Cnty WY Hosp Rev Ref WY Med Ctr Proj	5.00%	09/15/30	306,698

Total Investments – 98.5%	1,583,657,342
(Cost $1,507,400,873) (f)
Net Other Assets and Liabilities – 1.5%	24,492,879
Net Assets – 100.0%	$1,608,150,221

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	46	Sep 2020	$ (8,384,938)	$(20,125)
U.S. Treasury Ultra 10-Year Notes	Short	301	Sep 2020	(47,934,250)	(883,172)
Total Futures Contracts				$(56,319,188)	$(903,297)

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $71,641,072 or 4.5% of net assets.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $80,144,117 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,790,945. The net unrealized appreciation was $75,353,172. The amounts presented are inclusive of derivative contracts.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GANS	Grant Anticipation Notes
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 1,583,657,342	$ —	$ 1,583,657,342	$ —
LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (903,297)	$ (903,297)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of July 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$330,000	$101.13	$330,000	$333,726	0.02%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	09/04/18	800,000	108.19	807,629	865,504	0.06
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	108.02	1,004,531	1,080,240	0.08
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	100.52	1,290,000	1,296,721	0.09
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/21/18	215,000	101.62	215,000	218,487	0.02
				$3,647,160	$3,794,678	0.27%